As filed with the Securities and Exchange Commission on November 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

P.O. Box 23791, San Jose, CA 95153
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
P.O. Box 23791, San Jose, CA 95153
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

MARKETOCRACY MASTERS 100 FUND
Portfolio of Investments
September 30, 2011 (Unaudited)

		Shares	Market Value
Common Stocks - 77.8%			$8,266,506
(Cost $9,123,608)

ACCOMODATION & FOOD SERVICES - 0.3%			35,178
RUTH	RUTH'S HOSPITALITY GROUP, INC.*	8,200	35,178

ADMINISTRATIVE SUPPORT - 0.3%			33,636
CTRP	CTRIP.COM INTERNATIONAL LTD. - ADR*	600	19,296
WNS	WNS HOLDINGS LTD.*	1,200	14,340

AGRICULTURE, FORESTRY & HUNTING - 0.1%			13,920
FDP	FRESH DEL MONTE PRODUCE, INC.	600	13,920

ARTS, ENTERTAINMENT & RECREATION - 1.1%			114,776
BYD	BOYD GAMING CORP.*	9,000	44,100
FLL	FULL HOUSE RESORTS, INC.*	25,794	70,676

EDUCATIONAL SERVICES - 0.3%			28,044
CAST	CHINACAST EDUCATION CORP.*	7,600	28,044

FINANCE & INSURANCE - 3.6%			380,804
NLY	ANNALY CAPITAL MANAGEMENT, INC.	1,000	16,630
CIB	BANCOLOMBIA SA - ADR	400	22,280
BAC	BANK OF AMERICA CORP.	2,600	15,912
CVE	CENTRAL GOLD TRUST*	200	12,766
CME	CME GROUP, INC.	400	98,560
CODI	COMPASS DIVERSIFIED HOLDINGS	1,000	12,180
HEK	HECKMANN CORP.*	10,200	53,958
HUM	HUMANA, INC.	800	58,184
NCT	NEWCASTLE INVESTMENT CORP.	4,700	19,129
TELOZ	TEL OFFSHORE TRUST*	90	97
USB	US BANCORP	1,200	28,248
V	VISA, INC.	500	42,860

HEALTH CARE & SOCIAL ASSISTANCE - 2.9%			306,506
AVCA	ADVOCAT, INC.	16,700	101,536
FVE	FIVE STAR QUALITY CARE, INC.*	6,100	15,250
LH	LABORATORY CORP. OF AMERICA HOLDINGS*	2,400	189,720

INFORMATION - 4.1%			433,702
ANSS	ANSYS, INC.*	600	29,424
BIDU	BAIDU, INC. - ADR*	900	96,219
CHL	CHINA MOBILE LTD. - ADR	4,500	219,195
EXLS	EXLSERVICE HOLDINGS, INC.*	600	13,200
FIS	FIDELITY NATIONAL INFORMATION SERVICES, INC.	800	19,456
MBT	MOBILE TELESYSTEMS OJSC - ADR	1,000	12,300
NTES	NETEASE.COM, INC. - ADR*	400	15,264
SINA	SINA CORP.*	400	28,644

MANUFACTURING - 30.6%			3,251,296
AMRN	AMARIN CORP PLC - ADR*	12,000	110,400
APFC	AMERICAN PACIFIC CORP.*	27,220	199,523
APEMY	APERAM	60	875
AAPL	APPLE, INC.*	800	304,944
ARIA	ARIAD PHARMACEUTICALS, INC.*	5,900	51,861
ARMH	ARM HOLDINGS PLC - ADR	800	20,400
BHI	BAKER HUGHES, INC.	200	9,232
BAYRY	BAYER AG - ADR	600	32,886
BMY	BRISTOL-MYERS SQUIBB CO.	5,600	175,728
COH	COACH, INC.	2,000	103,660
ABV	COMPANHIA DE BEBIDAS DAS AMERICAS - ADR	600	18,390
COT	COTT CORP.*	2,800	19,068
CVI	CVR ENERGY, INC.*	9,900	209,286
DECK	DECKERS OUTDOOR CORP.*	200	18,652
DEPO	DEPOMED, INC.*	44,300	239,220
LLY	ELI LILLY & CO.	800	29,576
EL	ESTEE LAUDER CO., INC.	200	17,568
EZCH	EZCHIP SEMICONDUCTOR LTD.*	1,100	36,542
FMX	FOMENTO ECONOMICO MEXICANO SAB - ADR	400	25,928
FOSL	FOSSIL, INC.*	200	16,212
GD	GENERAL DYNAMICS CORP.	400	22,756
GE	GENERAL ELECTRIC CO.	800	12,192
GMCR	GREEN MOUNTAIN COFFEE ROASTERS, INC.*	200	18,588
HANS	HANSEN NATURAL CORP.*	800	69,832
HITK	HI-TECH PHARMACAL CO., INC.*	600	20,160
INHX	INHIBITEX, INC.*	5,900	14,514
IPHI	INPHI CORP.*	1,600	14,032
INTC	INTEL CORP.	600	12,798
ISIS	ISIS PHARMACEUTICALS, INC.*	1,800	12,204
JNJ	JOHNSON & JOHNSON	4,200	267,582
MFW	M & F WORLDWIDE CORP.*	3,900	96,018
MCHP	MICROCHIP TECHNOLOGY, INC.	800	24,888
MHK	MOHAWK INDUSTRIES, INC.*	400	17,164
MPWR	MONOLITHIC POWER SYSTEMS, INC.*	1,600	16,288
NKTR	NEKTAR THERAPEUTICS*	22,400	108,640
NSRGY	NESTLE SA - ADR	1,300	71,630
NRTLQ	NORTEL NETWORKS CORP.*	12	-
NVO	NOVO-NORDISK AS - ADR	2,800	278,656
NUE	NUCOR CORP.	1,400	44,296
OGXI	ONCOGENEX PHARMACEUTICALS, INC.*	1,300	12,740
PRAN	PRANA BIOTECHNOLOGY LTD. - ADR*	18,200	28,756
QCOM	QUALCOMM, INC.	1,400	68,082
SFD	SMITHFIELD FOODS, INC.*	2,800	54,600
SWK	STANLEY BLACK & DECKER, INC.	200	9,820
RGR	STURM, RUGER & CO., INC.	400	10,392
SWSH	SWISHER HYGIENE, INC.*	3,200	12,960
TSO	TESORO CORP.*	7,500	146,025
VHI	VALHI, INC.	200	10,834
VVUS	VIVUS, INC.*	14,400	116,208
WNR	WESTERN REFINING, INC.*	1,500	18,690

MINING - 20.6%			2,188,713
AEM	AGNICO-EAGLE MINES LTD.	1,000	59,520
AKZOY	AKZO NOBEL NV - ADR	600	26,472
ANV	ALLIED NEVADA GOLD CORP.*	400	14,324
APA	APACHE CORP.	200	16,048
ATPG	ATP OIL & GAS CORP.*	2,000	15,420
AUQ	AURICO GOLD, INC.*	31,400	295,160
BAA	BANRO CORP.*	4,900	19,306
ABX	BARRICK GOLD CORP.	1,100	51,315
BHP	BHP BILLITON LTD. - ADR	700	46,508
CNQ	CANADIAN NATURAL RESOURCES LTD.	1,100	32,197
CVE	CENOVUS ENERGY, INC.	800	24,568
CHK	CHESAPEAKE ENERGY CORP.	800	20,440
CLF	CLIFFS NATURAL RESOURCES, INC.	200	10,234
CDE	COEUR D' ALENE MINES CORP.*	2,200	47,168
BVN	COMPANIA DE MINAS BUENAVENTURA - ADR	900	33,966
ECYT	ECOPETROL SA - ADR	500	20,145
EGO	ELDORADO GOLD CORP.	4,400	75,416
EXK	ENDEAVOUR SILVER CORP.*	5,300	47,594
FCX	FREEPORT-MCMORAN COPPER & GOLD, INC.	1,400	42,630
GG	GOLDCORP, INC.	2,600	118,664
GPOR	GULFPORT ENERGY CORP.*	600	14,508
HAL	HALLIBURTON CO.	400	12,208
HMY	HARMONY GOLD MINING CO. LTD. - ADR	1,400	16,422
HNR	HARVEST NATURAL RESOURCES, INC.*	1,400	11,998
HL	HECLA MINING CO.*	3,000	16,080
HDY	HYPERDYNAMICS CORP.*	3,200	11,840
IAG	IAMGOLD CORP.	1,600	31,648
ISRL	ISRAMCO, INC.*	200	11,558
KGC	KINROSS GOLD CORP.	4,200	62,076
LUNMF	LUNDIN MINING CORP.*	6,800	23,800
NGD	NEW GOLD, INC.*	2,800	28,700
NEM	NEWMONT MINING CORP.	1,000	62,900
NEM	NOBLE CORP.	800	23,480
NG	NOVAGOLD RESOURCES, INC.*	2,800	18,060
PAAS	PAN AMERICAN SILVER CORP.	2,900	77,633
PBR	PETROLEO BRASILEIRO SA - ADR	1,100	24,695
GOLD	RANDGOLD RES LTD ADR	400	38,688
RIC	RICHMONT MINES, INC.*	10,000	105,700
RGLD	ROYAL GOLD, INC.	800	51,248
RBY	RUBICON MINERALS CORP.*	11,400	39,216
SA	SEABRIDGE GOLD, INC.*	1,800	40,464
SSRI	SILVER STANDARD RESOURCES, INC.*	2,400	44,040
SLW	SILVER WHEATON CORP.	2,600	76,570
SVM	SILVERCORP METALS, INC.	2,000	15,820
SCCO	SOUTHERN COPPER CORP.	1,000	24,990
SWN	SOUTHWESTERN ENERGY CO.*	3,000	99,990
SU	SUNCOR ENERGY, INC.	1,000	25,440
TCK	TECK RESOURCES LTD.	600	17,514
UXG	U.S. GOLD CORP.*	6,800	27,268
VALE	VALE SA - ADR	1,300	29,640
AUY	YAMANA GOLD, INC.	6,400	87,424

PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES - 4.1%			434,334
ATHN	ATHENAHEALTH, INC.*	200	11,910
ECYT	ENDOCYTE, INC.*	4,400	46,640
G	GENPACT LTD.*	800	11,512
MA	MASTERCARD, INC.	1,100	348,876
PPDI	PHARMACEUTICAL PRODUCT DEVELOPMENT, INC.	600	15,396

REAL ESTATE RENTAL & LEASING - 0.7%			74,786
AVB	AVALONBAY COMMUNITIES, INC.	3	342
RPXC	RPX CORP.*	1,400	28,994
UMH	UMH PROPERTIES, INC.	5,000	45,450

RETAIL TRADE - 3.4%			359,000
NDN	99 CENTS ONLY STORES*	4,000	73,680
CBD	COMPANHIA BRASILEIRA DE DISTRBUICAO - ADR	2,600	80,028
NTRI	NUTRISYSTEM, INC.	1,000	12,110
PSMT	PRICESMART, INC.	1,000	62,320
SBH	SALLY BEAUTY HOLDINGS, INC.*	2,400	39,840
SOHU	SOHU.COM, INC.*	400	19,280
SPGZ	SPECTRUM GROUP INTERNATIONAL, INC.*	3,411	9,824
TIF	TIFFANY & CO.	400	24,328
URBN	URBAN OUTFITTERS, INC.*	800	17,856
WAG	WALGREEN CO.	600	19,734

TRANSPORTATION & WAREHOUSING - 5.6%			599,803
PAC	GRUPO AEROPORTUARIO DEL PACIFICO SAB - ADR	3,500	116,235
ASR	GRUPO AEROPORTUARIO DEL SURESTE SA DE CV - ADR	3,100	154,132
GSH	GUANGSHEN RAILWAY LTD. - ADR	11,100	164,391
KSU	KANSAS CITY SOUTHERN*	2,600	129,896
NMM	NAVIOS MARITIME PARTNERS LP	1,400	18,620
SFL	SHIP FINANCE INTERNATIONAL LTD.	15	195
UNP	UNION PACIFIC CORP.	200	16,334

WHOLESALE TRADE - 0.1%			12,008
MON	MONSANTO CO.	200	12,008

WARRANT - 0.0%			5
(Cost $1)
KKDOW	KRISPY KREME DOUGHNUTS, INC.* - Expiration 3/2/2012 at $12.21	18	5

EXCHANGE TRADED NOTE - 0.1%			12,912
(Cost $13,663)
RJI	ELEMENTS ROGERS INTERNATIONAL COMMODITY*	1,600	12,912

EXCHANGE TRADED TRUST - 0.1%			15,433
(Cost $15,780)
PHYS	SPROTT PHYSICAL GOLD TRUST*	1,100	15,433

INVESTMENT COMPANIES - 10.6%			1,121,799
(Cost $1,129,346)
IAU	ISHARES GOLD TRUST*	2,800	44,324
SLV	ISHARES SILVER TRUST*	3,000	86,790
GDX	MARKET VECTORS GOLD MINERS	400	22,076
GDXJ	MARKET VECTORS JUNIOR GOLD MINERS	600	16,890
DBA	POWERSHS DB AGRICULTURE FUND*	700	20,755
UUP	POWERSHS DB US DOLLAR INDEX BULLISH*	1,200	26,772
TWM	PROSHARES ULTRASHORT RUSSELL 2000*	3,800	221,806
ACQ	PROSHARES ULTRA SILVER*	200	20,736
SMN	PROSHARES ULTRASHORT BASIC MATERIALS*	2,600	73,372
EUO	PROSHARES ULTRASHORT EURO*	3,400	65,552
GLL	PROSHARES ULTRASHORT GOLD*	600	11,502
SDS	PROSHARES ULTRASHORT S&P500*	10,800	274,104
GLD	SPDR GOLD TRUST*	1,500	237,120

CASH EQUIVALENTS - 9.9%			1,056,548
(Cost $1,056,548)
HIGHMARK 100% US TREASURY MONEY MARKET FUND, 0.00%^		528,274	528,274
HIGHMARK DIVERSIFIED MONEY MARKET FUND, 0.02%^		528,274	528,274

TOTAL INVESTMENT SECURITIES - 98.5%			10,473,203
(Cost $11,338,946)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%			159,506

NET ASSETS - 100.0%			$10,632,709

ADR - American Depository Receipt.
*Non-income producing security.
^ Seven-day yield as of September 30, 2011.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

Cost of investments	$11,505,192
Gross unrealized appreciation	201,143
Gross unrealized depreciation	(1,233,132)
Net unrealized depreciation	$(1,031,989)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Marketocracy Masters 100 Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3
Common Stock	$8,266,506
		-	-
Exchange Traded Trust	15,433

Exchange Traded Note	12,912

Investment Companies	1,121,799

Warrants	5	-	-

Short-Term Investments	1,056,548	-	-

Total Investments in Securities	$10,473,203	-	-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Funds

By (Signature and Title) /s/  Kendrick W. Kam
                                                  Kendrick W. Kam, President & Treasurer

Date November 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kendrick W. Kam
                                                   Kendrick W. Kam, President & Treasurer

Date  November 27, 2011

* Print the name and title of each signing officer under his or her signature.